Supplement to the
Fidelity® Short Duration High Income Fund
Class A, Class M, Class C, Class I, and Class Z
June 29, 2022
Summary Prospectus
Michael Weaver no longer serves as a Co-Portfolio Manager of the fund.

ASDH-SUSTK-0623-107 1.9881392.107	June 7, 2023
Supplement to the
Fidelity® Short Duration High Income Fund
June 29, 2022
Summary Prospectus

Michael Weaver no longer serves as a Co-Portfolio Manager of the fund.

SDH-SUSTK-0623-103 1.9886586.103	June 7, 2023